Cash and cash equivalents and time deposit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Cash and cash equivalents and time deposit
Time deposit	$ 25,000	$ 0
Maturity (in months)	3 months 6 days